Derivative Instruments Level 4 Credit Risk Assumed through Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit Derivatives [Line Items]
Derivative, Fair Value, Net	$ (533)	$ (109)